Broadview Funds Trust

330 East Kilbourn Avenue, Suite 1475

Milwaukee, WI 53202

June 17, 2019

U.S. Securities & Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	Broadview Funds Trust (the "Registrant")

File Nos. 333-191142 and 811-22885

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Supplement dated May 24, 2019, with respect to the Registrant. The purpose of this filing is to submit the 497(e) filing dated May 24, 2019 (Accession No. 0001398344-19-009443) in XBRL for the Registrant.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel

Vice President and Assistant Secretary